Operating expenses, Compensation of Executives and Directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation of Directors and Executives [Abstract]
Cash compensation		$ 3,015	$ 2,425	$ 2,648
Pension cost		130	125	165
Share compensation	[1]	3,282	2,504	3,316
Total remuneration		$ 6,427	$ 5,054	$ 6,129

[1]	Share compensation reflects the expense recognized.